UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]: Amendment Number:

	This Amendment (Check only one):  	[ ]  is a restatement
                                		[ ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   May 23, 2012
 	      [Signature]		        [City, State]			[Date]

Report Type (Check only one):
[X] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry
Total:

8
Form 13F Information Table Value
Total:

$ 121,205
(in thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE
Quarter Ended September 30, 2011

COLUMN 1	             COLUMN 2	    COLUMN 3   COLUMN 4  COLUMN 5	      COLUMN 6    COLUMN 7  COLUMN 8
---------------------------  -----------    ---------  --------  -------------------  ----------  --------  -------------------
NAME OF ISSUER	             CLASS TITLE    CUSIP      VALUE 	  SHRS OR   SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
                                                       (X$1,000) PRN AMT    PRN CALL   DISCRETION  MANAGERS SOLE   SHARED  NONE
---------------------------  -----------    ---------  --------- -------------------   ----------  -------- -------------------
TAL ED GROUP	             ADS REPSTG COM 874080104  30,458	  3,195,987 SH         SOLE		     3,195,987
GIANT INTERACTIVE GROUP INC  ADR	    374511103  4,116      1,236,049 SH         SOLE		     1,236,049
HOLLYSYS AUTOMATION TECHNOLO COM	    G45667105  7,284	  1,247,233 SH         SOLE		     1,247,233
51JOB INC	             SP ADR REP COM 316827104  6,137	  153,549   SH         SOLE		     153,549
MINDRAY MEDICAL INTL LTD     SPON ADR	    602675100  236	  10,000    SH         SOLE		     10,000
NETEASE COM INC	             SPONSORED ADR  64110W102  305	  8,000     SH         SOLE		     8,000
PERFECT WORLD CO LTD	     SPON ADR REP B 71372U104  12,498	  1,119,900 SH         SOLE		     1,119,900
SINA CORP	             ORD	    G81477104  60,171     840,260   SH         SOLE		     840,260





